UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-207340-06

Central Index Key Number of Issuing entity:  0001720748

CCUBS Commercial Mortgage Trust 2017-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”), filed with the Securities and Exchange Commission on October 27, 2021 (Accession Number 0001056404-21-013052) with respect to CCUBS Commercial Mortgage Trust 2017-C1. The purpose of this amendment is to update Exhibit 102 to the Original Form ABS-EE to reflect loan level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 of the Original Form ABS-EE are replaced and superseded in their entirety by Exhibit 102 to this Form ABS-EE/A.

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Dated : December 29, 2021

/s/ Andrew Lisa
Andrew Lisa, Associate Director

Dated : December 29, 2021

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File